Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Stock compensation expense						$ 31	$ 26	$ 20
Tax benefit related to stock based compensation						$ 10	$ 9	$ 7
Exercise prices of stock options granted to employees and non employee directors						At least equal to 100% of the market value
Stock options granted contractual term						10 years
Employee purchase price						85% of the closing market price on the purchase date
Authorized shares available for future awards under the stock-based compensation plans	91,000,000			91,000,000
Share issued, ESPP						300,000	200,000	200,000
Shares under Subscription, ESPP						200,000
Stock Options granted	2,300,000		2,400,000			1,523,000
Selling, General and Administrative Expenses
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations						50.00%	50.00%	50.00%
Cost of Sales
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations						25.00%	30.00%	30.00%
Research and Development Expenses
Stockholders Equity Note [Line Items]
Share-based compensation expense from continuing operations						25.00%	20.00%	20.00%
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested	$ 58			$ 58		$ 23
Weighted-average period for all unvested				2 years 1 month 6 days		1 year 9 months 18 days
Weighted average fair value						$ 70.89	$ 70.19	$ 58.36
Fair value of RSUs and restricted stock vested						$ 14	$ 9	$ 3
Awards Granted	468,000		375,000			367,000
Employee Stock Option
Stockholders Equity Note [Line Items]
Total intrinsic value of stock options exercised	$ 10	$ 5	$ 7		$ 22	$ 25	$ 25	$ 22
Unrecognized compensation cost related to all unvested	57			$ 57		$ 15
Weighted-average period for all unvested				2 years 3 months 18 days		1 year 8 months 12 days
Performance Shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested	$ 3			$ 3		$ 2
Weighted-average period for all unvested				8 months 12 days		1 year 7 months 6 days
Weighted average fair value						$ 61.81
Awards Granted						24,000
Performance Shares | Scenario 1
Stockholders Equity Note [Line Items]
Target service period						3 years
Employee Stock Purchase Plan
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans									10,000,000
Stock Options And Restricted Stock Units To Employees
Stockholders Equity Note [Line Items]
Stock options and RSUs vesting period						One-third increments over a three-year period.